Guarantees, Commitments, and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Companys purchase obligations of future period [Line Items]
Letters of credit, outstanding	$ 31
Carrying value of the remaining assets associated with the project	161
Secured Revolving Credit Facility and Unsecured Letter of Credit [Member]
Disclosure of Companys purchase obligations of future period [Line Items]
Letters of credit, outstanding	103	$ 116
Unsecured Letter of Credit Facility [Member] | Performance Guaranteed By Export Development Canada [Member] | Letter Of Credit Facility [Member]
Disclosure of Companys purchase obligations of future period [Line Items]
Letters of credit, outstanding	26	29
Debt Instrument Current Borrowing Capacity	70
Secured Revolving Credit Facility [Member]
Disclosure of Companys purchase obligations of future period [Line Items]
Letters of credit, outstanding		$ 87
Secured Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Disclosure of Companys purchase obligations of future period [Line Items]
Letters of credit, outstanding	$ 77